Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,537	$ 4,733	$ 5,014
Provision for credit losses	1,229	1,340	1,882
Loans charged off	1,679	1,934	2,527
Less recoveries of loans charged off	(345)	(469)	(430)
Net loans charged off	1,334	1,465	2,097
Other changes	(57)	(71)	(66)
Balance at end of period	4,375	4,537	4,733
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,075	1,051	1,010
Provision for credit losses	266	144	316
Loans charged off	305	246	378
Less recoveries of loans charged off	(110)	(126)	(103)
Net loans charged off	195	120	275
Balance at end of period	1,146	1,075	1,051
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	776	857	1,154
Provision for credit losses	(63)	(114)	(131)
Loans charged off	36	92	242
Less recoveries of loans charged off	(49)	(125)	(76)
Net loans charged off	(13)	(33)	166
Balance at end of period	726	776	857
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	875	935	927
Provision for credit losses	107	212	446
Loans charged off	216	297	461
Less recoveries of loans charged off	(21)	(25)	(23)
Net loans charged off	195	272	438
Balance at end of period	787	875	935
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	884	863	992
Provision for credit losses	657	677	571
Loans charged off	725	739	769
Less recoveries of loans charged off	(67)	(83)	(102)
Net loans charged off	658	656	667
Other changes	(3)		(33)
Balance at end of period	880	884	863
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	781	848	831
Provision for credit losses	278	351	558
Loans charged off	384	523	666
Less recoveries of loans charged off	(96)	(105)	(125)
Net loans charged off	288	418	541
Balance at end of period	771	781	848
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,391	4,554	4,914
Provision for credit losses	1,245	1,270	1,760
Loans charged off	1,666	1,897	2,516
Less recoveries of loans charged off	(343)	(464)	(429)
Net loans charged off	1,323	1,433	2,087
Other changes	(3)		(33)
Balance at end of period	4,310	4,391	4,554
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	146	179	100
Provision for credit losses	(16)	70	122
Loans charged off	13	37	11
Less recoveries of loans charged off	(2)	(5)	(1)
Net loans charged off	11	32	10
Other changes	(54)	(71)	(33)
Balance at end of period	$ 65	$ 146	$ 179